SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Operating Lease
Amortization of operating lease right-of-use assets and interest of lease liabilities	$ 119,725	$ 39,603	$ 31,619